21. Provisions for pensions and similar obligations (Tables)	12 Months Ended
Dec. 31, 2020
Provisions For Pensions And Similar Obligations Tables Abstract
Funding status of the defined benefit obligations

The funding status of the defined benefit obligations in 2020 and in the last 2 years are as follows:

	2020	2019	2018

Present value of the obligations - Post-employment plans:
To current employees	478,837	687,786	716,492
Vested obligations to retired employees	28,202,580	27,369,696	23,296,715
	28,681,417	28,057,482	24,013,207

Less:
Fair value of plan assets	28,634,891	25,822,890	22,708,990
Unrecognized assets (1)	(2,762,220)	(1,346,547)	(1,079,808)
Provisions – Post-employment plans, net	2,808,746	3,581,139	2,384,025

Present value of the obligations - Other similar obligations:
To current employees	135,902	204,439	184,606
Vested obligations to retired employees	5,782,124	6,047,368	4,604,466
	5,918,026	6,251,807	4,789,072

Less:
Fair value of plan assets	5,398,667	5,222,517	4,157,251
Unrecognized assets (1)	(240,010)	-	(68,527)
Provisions – Other similar obligations, net	759,370	1,029,290	700,347

Total provisions for pension plans, net	3,568,115	4,610,429	3,084,373
Of which:
Actuarial provisions	3,929,265	4,960,620	3,357,654
Actuarial assets (note 15)	361,149	350,191	273,281
(1)	Refers to fully funded surplus plans Banesprev I and III, Sanprev I,II and III and Bandeprev.

Amounts recognized in the consolidated income statement in relation to defined benefit obligations

The amounts recognized in the consolidated income statement in relation to the aforementioned defined benefit obligations are as follows:

	Post-Employment Plans
	2020	2019	2018

Staff costs - Current service costs (note 39)	4,186	2,774	3,142
Interest and similar income and expenses - Interest cost (net) (notes 31 and 32)	108,268	149,232	124,754
Interest and similar income and expenses - Interest on unrecognized assets (notes 31 and 32)	97,291	100,346	104,160
Other movements - Extraordinary charges	16,786	(1,101)	12,432
Total	226,532	251,251	244,488

Amounts recognized in the consolidated income statement in relation to defined benefit obligations - Other Similar Obligations

	Other Similar Obligations
	2020	2019	2018

Staff costs - Current service costs (note 40)	5,860	8,142	5,797
Interest and similar income and expenses - Interest cost (net) (notes 32 and 33)	71,374	61,845	76,124
Interest and similar income and expenses - Interest on unrecognized assets (notes 32 and 33)	-	3,173	15,521
Other movements - Extraordinary charges (2)	(142)	22,624	(816,230)
Total	77,092	95,784	(718,788)

Changes in the present value of the accrued defined benefit obligations

The changes in the present value of the accrued defined benefit obligations were as follows:

	Post-Employment Plans
	2020	2019	2018

Present value of the obligations at beginning of year	28,057,482	24,013,207	22,001,609
Current service cost (Note 40)	4,186	2,774	3,142
Interest cost	1,940,515	2,087,484	2,029,099
Benefits paid	(2,060,960)	(1,960,103)	(1,876,014)
Actuarial (gains)/losses	722,261	3,908,350	1,674,908
Others	17,933	5,770	180,463
Present value of the obligations at end of year	28,681,417	28,057,482	24,013,207

Changes in the present value of the accrued defined benefit obligations - Other Similar Obligations

	Other Similar Obligations
	2020	2019	2018

Present value of the obligations at beginning of year	6,251,807	4,789,072	5,043,761
Current service cost (Note 40)	5,860	8,142	5,797
Interest cost	448,836	443,837	438,567
Benefits paid	(337,742)	(378,782)	(346,185)
Actuarial (gains)/losses	(450,735)	1,366,837	455,193
Other (1)	-	22,701	(808,061)
Present value of the obligations at end of year	5,918,026	6,251,807	4,789,072

(1) In the year ended December 31, 2018 there was an increase in the cost contribution established for a postemployment benefit plan, which is calculated as a percentage of the total monthly compensation of associates. The increase in the contribution resulted in a decrease in the past service cost, due to changes in the plan. The envisaged changes implied a reduction in the present value of the obligations of the defined benefit plan, which is supported by actuarial valuations. In the Consolidated Statements of Income, this amount was recorded under Provision (Net).

Changes in the fair value of the plan assets

The changes in the fair value of the plan assets were as follows:

	Post-Employment Plans
	2020	2019	2018

Fair value of plan assets at beginning of year	25,822,890	22,708,990	20,689,637
Interest (Expense) Income	1,832,247	1,938,252	1,904,345
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	2,994,598	3,087,544	1,347,689
Contributions/(surrenders)	49,716	51,807	481,959
Of which:
By the Bank	44,970	44,752	472,723
By plan participants	4,746	7,055	9,236
Benefits paid	(2,060,960)	(1,960,103)	(1,876,014)
Exchange differences and other items	(3,600)	(3,600)	161,374
Fair value of plan assets at end of year	28,634,891	25,822,890	22,708,990

Changes in the fair value of the plan assets - Other Similar Obligations

	Other Similar Obligations
	2020	2019	2018

Fair value of plan assets at beginning of year	5,222,517	4,157,251	3,721,147
Interest (Expense) Income	377,462	381,992	362,444
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	(34,409)	915,626	304,632
Contributions/(surrenders)	132,416	107,037	72,548
Of which:
By the Bank	132,416	107,037	72,548
Benefits paid	(299,319)	(339,389)	(310,458)
Exchange differences and other items	-	-	6,938
Fair value of plan assets at end of year	5,398,667	5,222,517	4,157,251

Opening of gains (losses) Actuarial from experience, financial assumptions and demographic hypotheses

Breakdown of gains (losses) actuarial by experience, financial assumptions and demographic hypotheses:

	Post-Employment Plans
	2020	2019	2018
Experience Plan	(807,895)	(446,444)	(803,717)
Changes in Financial Assumptions	85,634	(2,615,119)	(871,176)
Changes in Financial Demographic	-	1,228	-
Gain (Loss) Actuarial - Obligation	(722,261)	(3,060,335)	(1,674,893)
Return on Investment, Return Unlike Implied Discount Rate	2,994,598	2,624,960	1,344,089
Gain (Loss) Actuarial - Asset	2,994,598	2,624,960	1,344,089
Changes in Surplus / Deficit Uncollectible	(1,318,382)	(164,428)	117,320

Opening of gains (losses) Actuarial from experience, financial assumptions and demographic hypotheses - Other Similar Obligations

	Other Similar Obligations
	2020	2019	2018
Experience Plan	289,237	(209,175)	(79,810)
Changes in Financial Assumptions	182,120	(1,157,662)	(376,949)
Changes in Financial Demographic	(20,621)	-	-
Gain (Loss) Actuarial - Obligation	450,735	(1,366,837)	(456,759)
Return on Investment, Return Unlike Implied Discount Rate	(34,409)	915,626	307,048
Gain (Loss) Actuarial - Asset	(34,409)	915,626	307,048
Changes in Surplus Uncollectible	(240,010)	71,698	(52,604)

Experience adjustments arising from plan assets and liabilities	The experience adjustments arising from plan assets and liabilities are shown bellow:
	Post - Employment Plans
	2020	2019	2018

Experience in Net Assets Adjustments	2,994,598	2,624,960	1,344,089

Experience adjustments arising from plan assets and liabilities - Other Similar Obligations

	Other Similar Obligations
	2020	2019	2018

Experience in Net Assets Adjustments	(34,409)	915,626	307,048

Amounts of actuarial obligation of defined benefit plans uninsured and defined benefit plans partially or totally covered

The amounts of actuarial obligation of defined benefit plans not covered and defined benefit plans partially or totally covered are shown below:

2020	2019	2018

759,370	815,929	700,347
33,840,073	33,493,360	28,101,932

Main categories of plan assets as a percentage of total plan assets

The main categories of plan assets as a percentage of total plan assets are as follows:

	2020	2019	2018

Equity instruments	0.00%	0.00%	4.81%
Debt instruments	97.41%	92.92%	94.59%
Properties	0.17%	0.26%	0.28%
Other	2.45%	6.82%	0.32%

Estimated benefits payable

The following table shows the estimated benefits payable for the next ten years from December 31, 2020:

2021	2,281,173
2022	2,334,653
2023	2,385,827
2024	2,435,557
2024	2,482,183
2026 to 2030	12,981,893
Total	24,901,286

change of one percentage point in the medical care cost rates

Assumptions about the rates related to medical care costs have a significant impact on the amounts recognized in income. The change of one percentage point in the medical care cost rates would have the effects as follows:

						Sensitivity
		2020		2019		2018
	Current Service Cost and Interest	Present Value of Obligations	Current Service Cost and Interest	Present Value of Obligations	Current Service Cost and Interest	Present Value of Obligations
Discount Rate
(+)0.5%	(28,711)	(402,547)	(31,672)	(440,072)	(29,066)	(307,980)
(-)0.5%	32,099	450,049	35,572	494,257	32,403	343,340
Boards of Mortality
Applied (+) 2 years	(47,637)	(667,904)	(51,720)	(718,632)	(45,937)	(486,742)
Applied (-) 2 years	54,226	760,289	56,687	787,636	49,355	522,958
Cost of Medical Care
(+)0.5%	34,718	486,769	38,388	533,380	35,949	380,906
(-)0.5%	(31,637)	(443,569)	(35,060)	(487,146)	(32,100)	(340,122)

Duration of the actuarial liabilities of the plans sponsored

The following table shows the duration of the actuarial liabilities of the plans sponsored by Banco Santander:

Plans	Post - Employment Plans

Duration (in years)
Banesprev Plans I	11,92
Banesprev Plans II	12,38
Banesprev Plans III	10,79
Banesprev Plans IV	14,80
Banesprev Plans V	9,24
Banesprev Pre-75	10,10
Sanprev I	6,93
Sanprev II	11,57
Sanprev III	10,46
Bandeprev Basic	10,08
Bandeprev Special I	6,80
Bandeprev Special II	6,53
SantanderPrevi	7,69
CACIBAN / DAB / DCA	6,46/5,88/7,06

Duration of the actuarial liabilities of the plans sponsored - Other Similar Obligations

Plans	Other Similar Obligations

Cabesp	15,03
Bandepe	14,98
Free Clinic	11,47
Lifetime officers	9,27
Health officers	25,65
Circulars (1)	13,47 E 11,92
Life Insurance	7,99

(1) The duration 12,15 refers to the plan of Former Employees of Banco ABN Amro and 11,93 to the plan of Former Employees of Banco Real.

Actuarial Assumptions Adopted in Calculations

Actuarial Assumptions Adopted in Calculations

		2020		2019		2018
	Pension	Health	Pension	Health	Pension	Health
Nominal Discount Rate for Actuarial Obligation	6.8%	7.1%	7.1%	7.2%	9.1%	9.3%
Rate Calculation of Interest Under Assets to the Next Year	6.8%	7.1%	7.1%	7.2%	9.1%	9.3%
Estimated Long-term Inflation Rate	3.3%	3.3%	3.5%	3.5%	4.0%	4.0%
Estimated Salary Increase Rate	3.8%	N/A	4.0%	4.0%	5.0%	5.0%
Mortality tables	AT2000	AT2000	AT2000	AT2000	AT2000	AT2000

(1) Net cost of interest on the defined benefit obligation, interest / (income) on the fair value of the plan's assets and interest on the maximum asset recognition limit